Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Reconciliation of Income Taxes at Statutory Rates	A summary of the Company’s reconciliation of income taxes at statutory rates for the years ended June 30, 2024 and 2023, is as follows
	Years ended June 30,
	2024	2023
Canadian statutory tax rate	27.00%	27.00%

Loss before income taxes	$(6,027,278)	$(8,100,132)

Income tax recovery computed at Canadian statutory rates	(1,627,363)	(2,187,036)
Foreign tax rates different from statutory rate	288,448	(178,193)
Permanent items and other	679,229	1,169,318
Change in unrecognized deferred tax assets	659,686	1,195,911
	-	-

Schedule of Deductible Temporary Differences and Unused Tax Losses	Deductible temporary differences and unused tax loses for which no deferred tax assets have been recognized are attributable to the following:
	June 30, 2024	June 30, 2023
Non-capital loss carry forward	$13,414,430	$16,926,886
Capital loss carry forward	18,562,659	19,072,271
Proerpty, plant and equipment	230,519	217,340
Equity investments	333,904	568,995
Share issuance cost	1,139,821	506,890
	33,681,333	37,292,382

Schedule of Net Operating Losses Expiring in Various Years	As of June 2024, the Company has the following net operating losses, expiring various years to 2044 and available to offset future taxable income in Canada, Bolivia and China, respectively:
	Canada	Bolivia	China
2024	-	115,876	-
2026	-	763,735	-
2027	-	1,312,466	-
2028	-	1,787,409	-
2029	-	1,928,247	-
2032	-	-	250,693
2033	-	-	24,900
2034	-	-	30,784
2041	-	-	-
2042	24,047	-	-
2043	4,950,856	-	-
2044	2,225,417	-	-
	$7,200,320	$5,907,733	$306,377